Cash Flow Items (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Items [Abstract]
Schedule of Adjustment for Other Non-Cash Items within Operating Activities

Adjustment for other non-cash items within operating activities:

		Year Ended December 31,
($000s)	Notes	2024	2023
Effects of exchange rate fluctuation on cash and cash equivalents	-	(1,568)	(269)
Environmental and rehabilitation expense	10	450	-
Equity loss of associate	6	334	208
Loss on convertible notes receivable	-	-	103
Interest income earned on convertible notes receivable	-	-	(66)
Depreciation	8	136	132
Finance costs, net	-	250	254
		(398)	362